Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 9 – Fair Value Measurements

Financial Instruments Carried at Cost

Short-term financial instruments in our condensed consolidated balance sheets, including accounts and other receivables and accounts payable, are carried at cost which approximates fair value, due to their short-term nature. The fair value of our long-term convertible debt was approximately $25.4 million at December 31, 2015; the convertible debt was cancelled as of the Effective Date.

In February 2014, we purchased a Certificate of Deposit (“CD”) from a commercial bank in the amount of $53,000. The CD bears interest at an annual rate of 0.10% and matured on February 24, 2016 and it was auto-renewed for an eight month period at the same rate. The next maturity date is June 24, 2017. The carrying value of the CD approximates its fair value. This CD collateralizes a letter of credit. See Note 10 – Commitments and Contingencies.

Fair Value Measurements

Our condensed consolidated balance sheets include certain financial instruments that are carried at fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

•	Level 1, defined as observable inputs such as quoted prices in active markets for identical assets;
•
Level 2, defined as observable inputs other than Level 1 prices such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

Successor Company Financial Assets and Liabilities Measured at Fair Value

The Successor Company has segregated its financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2016 into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. The inputs used in measuring the fair value of cash and short-term investments are considered to be Level 1 in accordance with the three-tier fair value hierarchy. The fair market values are based on period-end statements supplied by the various banks and brokers that held the majority of our funds.

	As of September 30, 2016
Description	Level 1	Level 2	Level 3	Total
Assets - money market funds	$2,501,211	$-	$-	$2,501,211

The Successor Company had no other financial assets and liabilities measured at fair value on a recurring or non-recurring basis as of September 30, 2016.

Successor Company Non-Financial Assets and Liabilities Measured at Fair Value

The Successor Company’s property and equipment and intangible assets are measured at fair value on a non-recurring basis, upon establishment pursuant to fresh start accounting, and upon impairment. The Successor Company determined the fair value of its intangibles assets as of the Effective Date as follows:

Identifiable Intangible Asset	Valuation Method	Significant Unobservable Inputs	Estimated Fair Value

Trademarks	Income approach - royalty savings method	Projected sales	$917,000
		Estimated royalty rates
		Discount rate

Technology	Income approach - royalty savings method	Projected sales	$6,576,000
		Estimated royalty rates
		Discount rate

Clinician Relationships	Income approach - excess earnings method	Projected sales	$904,000
		Estimated attrition
		Projected margins
		Discount rate

No impairments were identified during the Successor Company periods presented.

Predecessor Company Financial Assets and Liabilities Measured at Fair Value

The Predecessor Company segregated its financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. The inputs used in measuring the fair value of cash and short-term investments are considered to be Level 1 in accordance with the three-tier fair value hierarchy. The fair market values are based on period-end statements supplied by the various banks and brokers that held the majority of our funds.

We account for our derivative financial instruments, consisting solely of certain stock purchase warrants that contain non-standard anti-dilutions provisions and/or cash settlement features, and certain conversion options embedded in our convertible instruments, at fair value using Level 3 inputs. We determine the fair value of these derivative liabilities using the Black-Scholes option pricing model when appropriate, and in certain circumstances using binomial lattice models or other accepted valuation practices.

•
When determining the fair value of our financial assets and liabilities using the Black-Scholes option pricing model, we are required to use various estimates and unobservable inputs, including, among other things, contractual terms of the instruments, expected volatility of our stock price, expected dividends, and the risk-free interest rate. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the instrument. Increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value.

•
When determining the fair value of our financial assets and liabilities using binomial lattice models or other accepted valuation practices, we also are required to use various estimates and unobservable inputs, including in addition to those listed above, the probability of certain events.

As a result of our deteriorating financial condition (as further evidenced by our filing for bankruptcy protection in January 2016) and decreased stock price in 2015, the value of our derivative liabilities related to stock purchase warrants and embedded conversion option was de minimis as of May 4, 2016 and December 31, 2015. The derivative liabilities related to stock purchase warrants and embedded conversion option were compromised on the Effective Date and our obligations thereunder were cancelled. All gains and losses arising from changes in the fair value of derivative instruments are classified as the changes in the fair value of derivative instruments in the accompanying condensed consolidated statements of operations.

The following table represents the fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2015.

As of December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets - money market funds	$614,283	$-	$-	$614,283

Liabilities:
Warrant liabilities	$-	$-	$-	$-
Embedded conversion option	$-	$-	$-	$-

The Level 1 assets measured at fair value in the above table are classified as cash and cash equivalents in the accompanying condensed consolidated balance sheets.

We did not have any transfers between Level 1, Level 2, or Level 3 assets or liabilities in 2016 or 2015. The following tables set forth a summary of changes in the fair value of Level 3 liabilities measured at fair value on a recurring basis for the periods presented:

	Predecessor
	Balance at January 1, 2015	Established in 2015	Change in Fair Value	Balance at September 30, 2015
Description
Liabilities:
Embedded conversion option	$4,362,225	-	(3,965,990)	$396,235
Warrant liabilities	$25,484,596	-	(23,282,901)	$2,201,695

	Predecessor
	Balance at July 1, 2015	Established in 2015	Change in Fair Value	Balance at September 30, 2015
Description
Liabilities:
Embedded conversion option	$5,112,346	-	(4,716,111)	$396,235
Warrant liabilities	$11,885,468	-	(9,683,773)	$2,201,695

Predecessor
	Balance at January 1, 2016	Established in 2016	Change in Fair Value	Balance at May 4, 2016
Description
Liabilities:
Embedded conversion option	$-	-	-	$-
Warrant liabilities	$-	-	-	$-

The Predecessor Company had no other financial assets and liabilities measured at fair value on a nonrecurring basis.

Predecessor Company Non-Financial Assets and Liabilities Measured at Fair Value

The Predecessor Company’s property and equipment and intangible assets were measured at fair value on a non-recurring basis, upon impairment. As of September 30, 2015, we determined that the estimated fair value of our IPR&D asset was less than its carrying value, and recognized an impairment charge of $22.6 million. Additionally, we determined that the estimated fair value of our goodwill was less than its carrying value, and recognized a noncash impairment charge of $1.1 million in the third quarter of 2015.

In determining the fair value of our intangibles assets, we assessed how our net tangible assets, goodwill and other intangible assets would be valued in a hypothetical sale of the Company, with the sales price being equal to our market capitalization as of September 30, 2015. After allocating the total fair value of our reporting unit to the estimated fair value of our net tangible assets, we then allocated the remaining fair value first to our definite-lived intangible assets and second to our indefinite-lived intangible asset. We determined the fair value of the goodwill as the excess of the total fair value of the reporting unit over the fair value of all other assets and liabilities. The Predecessor Company had no non-financial assets and liabilities measured at fair value on a recurring basis.

Note 3 — Fair Value Measurements and Disclosures

Financial Instruments Carried at Cost

Short-term financial instruments in our consolidated balance sheets, including accounts receivables and accounts payable, are carried at cost which approximates fair value, due to their short-term nature. The fair value of our long-term convertible debt was approximately $25.3 million at December 31, 2015.

Fair Value Measurements

Our balance sheets include certain financial instruments that are carried at fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

⋅	Level 1, defined as observable inputs such as quoted prices in active markets for identical assets;

⋅
Level 2, defined as observable inputs other than Level I prices such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

⋅	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

An asset’s or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently and therefore have little or no price transparency are classified as Level 3.

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

We have segregated our financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. The inputs used in measuring the fair value of cash and short-term investments are considered to be Level 1 in accordance with the three-tier fair value hierarchy. The fair market values are based on period-end statements supplied by the various banks and brokers that held the majority of our funds.

We account for our derivative financial instruments, consisting solely of certain stock purchase warrants that contain non-standard anti-dilutions provisions and/or cash settlement features, and certain conversion options embedded in our convertible instruments, at fair value using level 3 inputs. We determine the fair value of these derivative liabilities using the Black-Scholes option pricing model when appropriate, and in certain circumstances using binomial lattice models or other accepted valuation practices.

⋅
When determining the fair value of our financial assets and liabilities using the Black-Scholes option pricing model, we are required to use various estimates and unobservable inputs, including, among other things, contractual terms of the instruments, expected volatility of our stock price, expected dividends, and the risk-free interest rate. Changes in any of the assumptions related to the unobservable inputs identified above may change the fair value of the instrument. Increases in expected term, anticipated volatility and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value.

⋅
When determining the fair value of our financial assets and liabilities using binomial lattice models or other accepted valuation practices, we also are required to use various estimates and unobservable inputs, including in addition to those listed above, the probability of certain events.

As a result of our deteriorating financial condition and decreased stock price in 2015, the value of our derivative liabilities related to stock purchase warrants and embedded conversion option was de minimis as of December 31, 2015.

The following table represents the fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2015 and 2014:

	As of December 31, 2015
Description	Level 1	Level 2	Level 3	Total

Assets
Investment in money market funds	$614,283	$-	$-	$614,283

Total investment in money market funds	$614,283	$-	$-	$614,283

Liabilities
Embedded conversion options	$-	$-	$-	$-
Stock purchase warrants	-	-	-	-

Total derivative liabilities	$-	$-	$-	$-

	As of December 31, 2014
Description	Level 1	Level 2	Level 3	Total

Assets
Investment in money market funds	$15,736,350	$-	$-	$15,736,350

Total investment in money market funds	$15,736,350	$-	$-	$15,736,350

Liabilities
Embedded conversion options	$-	$-	$4,362,225	$4,362,225
Stock purchase warrants	-	-	25,484,596	25,484,596

Total derivative liabilities	$-	$-	$29,846,821	$29,846,821

The Level 1 assets measured at fair value in the above table are classified as cash and cash equivalents and the Level 3 liabilities measured at fair value in the above table are classified as derivative liabilities in the accompanying consolidated balance sheets. All other gains and losses arising from changes in the fair value of derivative instruments are classified as the changes in the fair value of derivative liabilities in the accompanying consolidated statements of operations.

During the years ended December 31, 2015 and 2014, we did not have any transfers between Level 1, Level 2, or Level 3 assets or liabilities. The following tables set forth a summary of changes in the fair value of Level 3 liabilities measured at fair value on a recurring basis for the year ended December 31, 2015 and 2014:

				Reclassified
	Balance at		Effect of	to Additional		Balance at
	December 31,	Established in	Conversion to	Paid-In	Change in	December 31,
Description	2014	2015	Common Stock	Capital	Fair Value	2015

Derivative liabilities:
Embedded conversion options	$4,362,225	$-	$-	$-	$(4,362,225)	$-
Stock purchase warrants	25,484,596	-	-	-	(25,484,596)	-

				Reclassified
	Balance at		Effect of	to Additional		Balance at
	December 31,	Established in	Conversion to	Paid-In	Change in	December 31,
Description	2013	2014	Common Stock	Capital (1)	Fair Value	2014

Derivative liabilities:
Embedded conversion options	$1,515,540	$8,825,935	$(1,932,693)	$-	$(4,046,557)	$4,362,225
Stock purchase warrants	1,733,055	29,137,682	-	(1,331,776)	(4,054,365)	25,484,596

(1) Various warrants were reclassified to additional paid-in capital as a result of the expiration of non-standard anti-dilution clauses contained within the warrants.

In February 2014, we purchased a Certificate of Deposit (“CD”) from a commercial bank in the amount of $53,000. The CD bears interest at an annual rate of 0.10% and matured on February 24, 2016 and was auto-renewed at the same rate with a maturity date of October 24, 2016. The $53,000 carrying value of the CD approximates its fair value. This CD collateralizes a letter of credit. (See Note 16 – Commitments and Contingencies for additional details.)

We have no financial assets and liabilities measured at fair value on a nonrecurring basis.

Non-Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Property and equipment and intangible assets (including goodwill) are measured at fair value on a non-recurring basis (upon impairment).

Definite-lived intangible assets – trademarks, customer relationships and technology

As a result of our decision to discontinue further funding of the ALD401 development program in June 2014, we recognized a noncash impairment charge of approximately $1.0 million to our trademarks during the second quarter of 2014. The carrying value of our definite-lived intangible assets at December 31, 2015 is $2,513,294.

We determined the fair value for the Trademark as of June 30, 2014 by using the royalty savings method of the income approach. In applying this method, we used the expected future royalty revenues, generated by the Trademark, to get to the expected net cash flows. We then applied an asset-specific discount rate to the forecasted net cash flows to arrive at a net present value amount. Significant estimates and assumptions used in this approach were the (i) amount and timing of the projected revenues; (ii) royalty rate based on comparable trademarks; (iii) estimated useful life; and (iv) discount rate, which reflects the various risks involved in future cash flows; and (v) tax rate.

Indefinite-lived intangible asset – IPR&D

As a result of our decision to discontinue further funding of the ALD401 development program during the second quarter of 2014, we determined that the fair value of our IPR&D asset as of June 30, 2014 was less than its carrying value and recognized a noncash impairment charge of approximately $3.7 million. During the third quarter of 2015, we again determined that the estimated fair value of our IPR&D asset was less than its carrying value, and recognized an additional impairment charge of $22.6 million. As a result of our continuing deteriorating financial condition throughout the fourth quarter of 2015 and, as a result, the lack of available funding to continue our clinical trials related to our ALDH bright cell technology and a decreasing probability of receiving final product approval within the foreseeable future if at all, we determined that the estimated fair value of our IPR&D asset at December 31, 2015 was de minimis, and recognized a final impairment charge of $3.3 million. As a result, the carrying value of our IPR&D asset as of December 31, 2015 is zero.

We determined the fair value for IPR&D by using the royalty savings method of the income approach. In applying this method, we used the existing royalty income that was being generated by the Company and expected future royalty revenues to get to the expected net cash flows. We then applied an asset-specific discount rate to the forecasted net cash flows to arrive at a net present value amount. Significant estimates and assumptions used in this approach include the (i) amount and timing of the projected revenues; (ii) royalty rate based on comparable IPR&D; (iii) discount rate, which reflects the various risks involved in future cash flows; and (iv) tax rate.

Goodwill

In determining the fair value of our goodwill as of September 30, 2015, we assessed how our net tangible and intangible assets, including goodwill, would be valued in a hypothetical sale of the Company, with the sales price being equal to our market capitalization as of September 30, 2015. After allocating the total fair value of our reporting unit to the estimated fair value of our net tangible assets, we then allocated remaining fair value first to our definite-lived intangible assets and second to our indefinite-lived intangible asset. We determined the fair value of the goodwill as the excess of the total fair value of the reporting unit over the fair value of all other assets and liabilities. As a result, we determined that the estimated fair value of our goodwill was less than its carrying value, and recognized an impairment charge of $1.1 million in the third quarter of 2015. As a result, the carrying value of our goodwill at September 30, 2015 and December 31, 2015 was zero.

The intangible assets in the table below were measured in 2014 at fair value on a non-recurring basis on the date of impairment. Our intangible assets measured at fair value in 2015, our IPR&D asset and our goodwill, were determined to have de minimus value.

2014	Level 1	Level 2	Level 3	Total
Intangible assets
Intangible assets - IPR&D	$—	$—	$25,926,000	$25,926,000
Intangible assets – Trademarks	—	—	706,229	706,229
Total	$—	$—	$26,632,229	$26,632,229

The carrying fair value of our trademarks and IPR&D asset at December 31, 2014 reflect a reduction in their value of approximately $1.0 million and $3.7 million, respectively, as a result of an impairment loss recognized during the year ended December 31, 2014. These assets are included in “intangible assets, net” in the accompanying consolidated balance sheets. The reduction in value is reflected as “impairment of intangible assets and goodwill” in the accompanying consolidated statements of operations.

We have no non-financial assets and liabilities measured at fair value on a recurring basis.